Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Supplemental Cash Flow Information
	Year ended December 31,
	2025	2024
Non-cash investing and financing activities
Changes in accounts payable and accrued liabilities with respect to construction in progress	$64	$110
Change in accounts payable and accrued liabilities with respect to inventories	301	68
Change in accounts payable and accrued liabilities with respect to operating expenses	1,075	1,001
Change in reclamation and remediation asset	1,070	367